Financial assets at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2023
Financial assets at fair value through profit or loss.
Schedule of financial assets

	As at December 31,
	2022	2023
	RMB’000	RMB’000

Wealth management products	690,627	925,204